LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
The Company enters into operating and finance leases for the use of real estate, vehicles, information technology equipment and certain other equipment. At contract inception, the Company determines a lease exists if the arrangement conveys the right to control an identified asset for a period of time in exchange for consideration. Control is considered to exist when the lessee has the right to obtain substantially all of the economic benefits from the use of an identified asset as well as the right to direct the use of that asset. If a contract is considered to be a lease, the Company recognizes a lease liability based on the present value of the future lease payments with an offsetting entry to recognize a right-of-use asset.

Operating lease right-of-use assets and liabilities are reflected on the Consolidated Balance Sheet as follows:

(In millions)	2024	2023
Operating lease right-of-use assets	$554	$421

Accrued liabilities	$(135)	$(93)
Operating lease liabilities	(432)	(333)
Total operating lease liabilities	$(567)	$(426)

Weighted-Average Remaining Lease Term (in years)	6.8	7.0
Weighted-Average Discount Rate	4.5%	3.9%

Where applicable, the Company accounts for each separate lease component of a contract and its associated non-lease component as a single lease component.

Supplemental cash flow and lease expense information related to operating leases were as follows:

(In millions)	2024	2023	2022
Operating cash flows for measurement of operating lease liabilities	$173	$135	$119
Operating lease ROU assets obtained in exchange for operating lease obligations	$112	$50	$91

Operating lease expense	$175	$127	$121

Operating lease expense is recognized on a straight-line basis over the lease term. In addition, the Company has certain leases that contain variable lease payments which are based on an index, a rate referenced in the lease or on the actual usage of the leased asset. These payments are not included in the right-of-use asset or lease liability and are expensed as incurred as variable lease expense.
Undiscounted maturities of operating lease liabilities as of December 31, 2024, are as follows:

(In millions)
2025	$154
2026	128
2027	93
2028	68
2029	48
Thereafter	169
Total undiscounted lease payments	660
Less: imputed interest	(93)
Total discounted lease payments	$567

LEASES	LEASES
The Company enters into operating and finance leases for the use of real estate, vehicles, information technology equipment and certain other equipment. At contract inception, the Company determines a lease exists if the arrangement conveys the right to control an identified asset for a period of time in exchange for consideration. Control is considered to exist when the lessee has the right to obtain substantially all of the economic benefits from the use of an identified asset as well as the right to direct the use of that asset. If a contract is considered to be a lease, the Company recognizes a lease liability based on the present value of the future lease payments with an offsetting entry to recognize a right-of-use asset.

Operating lease right-of-use assets and liabilities are reflected on the Consolidated Balance Sheet as follows:

(In millions)	2024	2023
Operating lease right-of-use assets	$554	$421

Accrued liabilities	$(135)	$(93)
Operating lease liabilities	(432)	(333)
Total operating lease liabilities	$(567)	$(426)

Weighted-Average Remaining Lease Term (in years)	6.8	7.0
Weighted-Average Discount Rate	4.5%	3.9%

Where applicable, the Company accounts for each separate lease component of a contract and its associated non-lease component as a single lease component.

Supplemental cash flow and lease expense information related to operating leases were as follows:

(In millions)	2024	2023	2022
Operating cash flows for measurement of operating lease liabilities	$173	$135	$119
Operating lease ROU assets obtained in exchange for operating lease obligations	$112	$50	$91

Operating lease expense	$175	$127	$121

Operating lease expense is recognized on a straight-line basis over the lease term. In addition, the Company has certain leases that contain variable lease payments which are based on an index, a rate referenced in the lease or on the actual usage of the leased asset. These payments are not included in the right-of-use asset or lease liability and are expensed as incurred as variable lease expense.
Undiscounted maturities of operating lease liabilities as of December 31, 2024, are as follows:

(In millions)
2025	$154
2026	128
2027	93
2028	68
2029	48
Thereafter	169
Total undiscounted lease payments	660
Less: imputed interest	(93)
Total discounted lease payments	$567